WARRANTS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants Details Narrative
Stock price	$ 0.50
Exercise price	$ 0.30
Volatility	122.61%
Term	4 years
Treasury bond rate	2.50%
Dividend rate	0.00%
Warrant expense	$ 1,249,123	$ 1,355,990